Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities
Net loss	$ (1,140,985)	$ (27,438)
Adjustments to reconcile net loss to net cash used in operating activities:
Goodwill impairment	845,858
Impairment of other intangible assets	236,393	$ 14,635
Depreciation and amortization	83,887	79,155
Stock-based compensation	24,160	21,411
Foreign currency transaction loss	6,892	4,953
Deferred income taxes	(61,208)	(45,188)
Change in fair value of obligations in connection with acquisitions	(22,958)	(1,289)
Other non-cash items	213	(842)
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	18,390	(32,972)
Inventories	(23,193)	(31,710)
Net investment in sales-type leases	(5,479)	(4,206)
Other receivables and prepaid expenses	14,617	(10,516)
Other non-current assets	(99)	813
Accounts payable	(3,755)	(615)
Other current liabilities	(6,247)	20,005
Deferred revenues	6,113	7,598
Other non-current liabilities	(2,236)	5,160
Net cash used in operating activities	(29,637)	(1,046)
Cash flows from investing activities
Purchase of property and equipment	(75,443)	(43,799)
Proceeds from maturities of short-term bank deposits	158,176	475,988
Investment in short-term bank deposits	(182,286)	(360,029)
Cash paid for acquisitions, net of cash acquired	$ (9,905)	(141,706)
Purchase of investments		(3,267)
Acquisition of intangible assets	$ (2,051)	(2,803)
Proceeds from the sale of investments		1,634
Other investing activities	$ (294)	(81)
Net cash used in investing activities	(111,803)	(74,063)
Cash flows from financing activities
Proceeds from short-term debt	125,000	$ 50,000
Repayment of short-term debt	(175,000)
Payments of obligations in connection with acquisitions	(18,846)	$ (10,795)
Proceeds from exercise of stock options	$ 2,352	7,587
Acquisition of non-controlling interest		(2,170)
Excess tax benefit from stock options		916
Net cash provided by (used in) financing activities	$ (66,494)	45,538
Effect of exchange rate changes on cash and cash equivalents	(1,988)	(1,016)
Net change in cash and cash equivalents	(209,922)	(30,587)
Cash and cash equivalents, beginning of period	442,141	414,088
Cash and cash equivalents, end of period	232,219	383,501
Supplemental disclosure of cash flow information:
Transfer of fixed assets to inventory	3,633	1,605
Transfer of inventory to fixed assets	4,090	6,079
Fair value of assets acquired, including $509 and $6,501 of cash acquired for the nine months ended September 30, 2015 and 2014, respectively	12,061	346,580
Less liabilities assumed	(2,156)	(17,363)
Net acquired assets	9,905	329,217
Cash paid for acquisitions	$ 10,414	148,207
Shares and other consideration		181,010
Total fair value of consideration transferred	$ 10,414	$ 329,217